UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Investment Trust (BAF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.7%	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.13%, 6/01/34	$1,000	$1,067,120
	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,000	1,053,720

			2,120,840

California - 5.3%	County of Sacramento, California, RB, Senior, Series A (AGC), 5.50%, 7/01/41	1,400	1,430,954
	Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,810	3,921,214
	San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,170,079

			6,522,247

Colorado - 1.3%	Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (FSA), 6.00%, 5/15/26	1,425	1,576,577

Florida - 41.4%	City of Jacksonville, Florida, RB, Series B (AMBAC), 5.00%, 10/01/26	5,000	5,057,600
	City of Miami, Florida, RB (MBIA), 5.25%, 1/01/28	5,035	5,246,822
	City of Palm Bay, Florida, RB, Improvement (MBIA), 5.51%, 10/01/28 (a)	1,845	639,163
	City of Sunrise, Florida, Refunding RB (AMBAC), 5.00%, 10/01/28	5,000	5,110,750
	County of Miami-Dade, Florida, RB, CAB, Sub-Series A (MBIA), 5.26%, 10/01/39 (a)	10,000	1,202,100
	County of Miami-Dade, Florida, RB, CAB, Sub-Series A (MBIA), 5.26%, 10/01/40 (a)	10,000	1,039,500
	County of Miami-Dade, Florida, RB, Sub-Series B (MBIA), 5.62%, 10/01/31 (a)	26,935	5,772,440
	County of Orange, Florida, Refunding RB (AMBAC), 5.00%, 10/01/29	1,600	1,636,448
	County of Orange, Florida, Refunding RB, Series B (MBIA), 5.13%, 1/01/32	7,380	7,416,236
	County of Saint John’s, Florida, RB (FSA), 5.00%, 10/01/37	840	827,526
	Hillsborough County Aviation Authority, Florida, Refunding RB, Series D (AGC), 5.50%, 10/01/26	1,295	1,413,130
	Lake County School Board, COP, Series A (AMBAC), 5.00%, 7/01/28	3,500	3,506,685
	Pasco County School Board, COP, Series A (MBIA), 5.00%, 8/01/27	2,765	2,833,821
	Tohopekaliga Water Authority, RB, Series B (FSA), 5.00%, 10/01/23	1,000	1,042,050

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family

BlackRock Insured Municipal Income Investment Trust (BAF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Village Center Community Development District, RB, Series A (MBIA), 5.00%, 11/01/32	$10,000	$8,082,300

			50,826,571

Georgia - 2.7%	Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (FSA), 5.50%, 7/01/41	1,350	1,345,910
	Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (FSA), 5.00%, 7/01/34	1,890	1,962,406

			3,308,316

Illinois - 4.2%	Chicago Board of Education, Illinois, GO, Refunding, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	900	1,005,012
	Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,477,047
	City of Chicago, Illinois, Refunding RB, Second Lien (MBIA), 5.50%, 1/01/30	975	1,060,985
	Illinois Municipal Electric Agency, RB, Series A (MBIA), 5.25%, 2/01/28	1,560	1,620,263

			5,163,307

Indiana - 1.2%	Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,415	1,500,013

Iowa - 0.9%	Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,125	1,146,296

Kentucky - 0.8%	Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	1,000	1,021,630

Louisiana - 2.8%	Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,510	2,817,952
	New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring GARBs, Series A-1 (AGC), 6.00%, 1/01/23	375	423,720
	New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring GARBs, Series A-2 (AGC), 6.00%, 1/01/23	150	169,488

			3,411,160

Michigan - 15.1%	City of Detroit, Michigan, RB, Second Lien, Series B (FSA), 6.25%, 7/01/36	1,700	1,828,010
	City of Detroit, Michigan, RB, Second Lien, Series B (FSA), 7.00%, 7/01/36	200	224,166
	City of Detroit, Michigan, RB, Second Lien, Series B (MBIA), 5.50%, 7/01/29	1,790	1,756,795
	City of Detroit, Michigan, RB, Senior Lien, Series B (BHAC), 5.50%, 7/01/35	4,750	4,867,278
	City of Detroit, Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	515	606,057
	City of Detroit, Michigan, RB, System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,394,028
	City of Detroit, Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,300	2,453,847
	City of Detroit, Michigan, Refunding RB, Senior Lien, Series C-1 (FSA), 7.00%, 7/01/27	1,800	2,060,352
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/24	565	602,352

BlackRock Insured Municipal Income Investment Trust (BAF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	$300	$317,079
	Royal Oak Hospital Finance Authority, Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,392,691

			18,502,655

Minnesota - 5.1%	City of Minneapolis, Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,680	6,276,059

New Jersey - 5.0%	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,111,570
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,333,033
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,609,871
	New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,133,400

			6,187,874

New York - 2.9%	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	929,592
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,695,921

			3,625,513

Puerto Rico - 1.2%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,423,049

Texas - 15.5%	City of Dallas, Texas, Refunding RB (AGC), 5.25%, 8/15/38	800	807,816
	City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,600	2,946,840
	City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/36	2,215	2,512,696
	City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 5.38%, 11/15/38	1,000	1,045,600
	Frisco ISD, Texas, GO, School Building (AGC), 5.38%, 8/15/39	1,415	1,493,179
	Frisco ISD, Texas, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,575,346
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	557,835
	Lower Colorado River Authority, Refunding RB, Transmission Services Project (AGC), 5.50%, 5/15/36	1,270	1,315,428
	Lubbock Cooper ISD, Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	527,325
	North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,575,690
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (AGC), 5.75%, 1/01/40	1,500	1,565,895
	Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,090,860

			19,014,510

BlackRock Insured Municipal Income Investment Trust (BAF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Utah - 1.3%	City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	$1,625	$1,562,454

Virginia - 0.9%	Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,141,150

Washington - 3.0%	Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (FSA), 5.25%, 10/01/33	3,650	3,694,494

	Total Municipal Bonds - 112.3%		138,024,715

	Municipal Bonds Transferred to Tender Option Bond Trusts (b)

District of Columbia - 0.7%	District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	843,017

Florida - 33.9%	City of Jacksonville, Florida, RB, Better Jacksonville (MBIA), 5.00%, 10/01/27	3,930	4,024,713
	City of Jacksonville, Florida, RB (MBIA), 5.00%, 10/01/31	9,500	9,537,373
	County of Pinellas, Florida, RB (FSA), 5.00%, 10/01/32	9,500	9,542,128
	Florida State Board of Education, GO, Public Education, Series A (FSA), 5.00%, 6/01/27	9,000	9,273,600
	Palm Beach County School District, COP, Refunding, Series D (FSA), 5.00%, 8/01/28	9,190	9,278,500

			41,656,314

Illinois - 2.5%	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,000	3,186,200

Kentucky - 0.8%	Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	966,164

Nevada - 1.8%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,177,440

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 39.7%		48,829,135

	Total Long-Term Investments (Cost - $187,625,804) - 152.0%		186,853,850

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 0.00% (c)(d)	5	5
	FFI Institutional Tax-Exempt Fund, 0.23% (c)(d)	5,000,000	5,000,000

	Total Short-Term Securities (Cost - $5,000,005) - 4.1%		5,000,005

	Total Investments (Cost - $192,625,809*) - 156.1%		191,853,855
	Other Assets Less Liabilities - 1.7%		2,026,279
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (23.4)%		(28,723,699)
	Preferred Shares, at Redemption Value - (34.4)%		(42,278,705)

	Net Assets Applicable to Common Shares - 100.0%		$122,877,730

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$163,764,691

Gross unrealized appreciation	$5,688,347
Gross unrealized depreciation	(6,296,540)

Net unrealized depreciation	$(608,193)

BlackRock Insured Municipal Income Investment Trust (BAF)
Schedule of Investments November 30, 2009 (Unaudited)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	—	—
FFI Institutional Tax-Exempt Fund	$(4,202,751)	$3,606

(d)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,000,005
Level 2 - Long-Term Investments[1]	186,853,850
Level 3	—

Total	$191,853,855

[1]See above Schedule of Investments for values in each state or political subdivision.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

Date: January 22, 2010